Nuveen Dividend Value Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99 .5 % X 3,024,199,223
Banks - 6.0%
1,956,446 Bank of America Corp $ 66,538,728
943,836 Citigroup Inc 53,015,268
1,247,131 Wells Fargo & Co 62,581,034
Total Banks 182,135,030
Capital Goods - 15.0%
229,146 AMETEK Inc 37,133,109
189,424 Eaton Corp PLC 46,613,458
412,367 Emerson Electric Co 37,826,425
127,951 Hubbell Inc 42,936,517
238,989 ITT Inc 28,865,092
670,076 nVent Electric PLC 40,231,363
94,213 Parker-Hannifin Corp 43,761,939
219,904 Regal Rexnord Corp 29,348,388
118,261 Trane Technologies PLC 29,807,685
63,465 United Rentals Inc 39,691,011
201,483 WESCO International Inc 34,961,330
348,713 Westinghouse Air Brake Technologies Corp 45,880,169
Total Capital Goods 457,056,486
Commercial & Professional Services - 1.0%
406,259 Veralto Corp 31,156,003
Total Commercial & Professional Services 31,156,003
Consumer Services - 4.5%
200,813 Darden Restaurants Inc 32,648,178
216,924 (b) Expedia Group Inc 32,176,337
257,577 (b) Royal Caribbean Cruises Ltd 32,841,067
520,862 Wyndham Hotels & Resorts Inc 40,590,776
Total Consumer Services 138,256,358
Energy - 6.5%
626,013 ConocoPhillips 70,032,074
277,403 Diamondback Energy Inc 42,647,937
165,649 Pioneer Natural Resources Co 38,071,110
754,643 Shell PLC, ADR 47,474,591
Total Energy 198,225,712
Equity Real Estate Investment Trusts (REITs) - 7.8%
280,133 Alexandria Real Estate Equities Inc 33,868,080
1,059,739 American Homes 4 Rent, Class A 37,143,852
318,077 Crown Castle Inc 34,431,835
198,000 EastGroup Properties Inc 35,131,140
486,839 Prologis Inc 61,677,633
1,121,280 VICI Properties Inc 33,772,953
Total Equity Real Estate Investment Trusts (REITs) 236,025,493
Financial Services - 7.8%
78,051 Ameriprise Financial Inc 30,192,468
751,212 Charles Schwab Corp/The 47,266,259
877,503 Fidelity National Information Services Inc 54,633,337
281,855 Intercontinental Exchange Inc 35,888,597
130,569 LPL Financial Holdings Inc 31,230,799

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Financial Services (continued)
143,731 Visa Inc, Class A $ 39,275,933
Total Financial Services 238,487,393
Food, Beverage & Tobacco - 2.2%
722,853 Philip Morris International Inc 65,671,195
Total Food, Beverage & Tobacco 65,671,195
Health Care Equipment & Services - 7.4%
579,402 Abbott Laboratories 65,559,336
194,448 Cigna Group/The 58,519,126
115,050 Elevance Health Inc 56,770,272
117,864 Humana Inc 44,559,664
Total Health Care Equipment & Services 225,408,398
Insurance - 7.4%
138,592 Allstate Corp/The 21,516,408
885,084 American International Group Inc 61,522,189
111,697 Everest Group Ltd 42,999,994
965,318 Fidelity National Financial Inc 48,294,860
202,760 Willis Towers Watson PLC 49,939,788
Total Insurance 224,273,239
Materials - 1.3%
616,725 DuPont de Nemours Inc 38,113,605
Total Materials 38,113,605
Media & Entertainment - 2.1%
227,652 (b) Alphabet Inc, Class C 32,281,053
82,706 (b) Meta Platforms Inc 32,266,919
Total Media & Entertainment 64,547,972
Pharmaceuticals, Biotechnology & Life Sciences - 8.0%
200,698 AbbVie Inc 32,994,751
554,113 AstraZeneca PLC, Sponsored ADR 36,926,091
742,208 Gilead Sciences Inc 58,085,198
606,919 Merck & Co Inc 73,303,677
812,778 Sanofi, ADR 40,557,622
Total Pharmaceuticals, Biotechnology & Life Sciences 241,867,339
Semiconductors & Semiconductor Equipment - 6.1%
50,289 Broadcom Inc 59,341,020
1,187,792 Intel Corp 51,170,079
47,737 Lam Research Corp 39,391,140
304,957 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
34,447,943
Total Semiconductors & Semiconductor Equipment 184,350,182
Software & Services - 4.5%
1,591,441 Gen Digital Inc 37,367,035
119,825 Microsoft Corp 47,640,023
94,781 Roper Technologies Inc 50,897,397
Total Software & Services 135,904,455
Technology Hardware & Equipment - 2.5%
2,854,017 Hewlett Packard Enterprise Co 43,637,920
1,174,059 HP Inc 33,707,234
Total Technology Hardware & Equipment 77,345,154

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Telecommunication Services - 2.2%
3,813,677 AT&T Inc $ 67,463,946
Total Telecommunication Services 67,463,946
Utilities - 7.2%
830,418 Alliant Energy Corp 40,408,140
591,447 American Electric Power Co Inc 46,215,669
1,168,714 FirstEnergy Corp 42,868,430
1,153,967 NextEra Energy Inc 67,657,085
298,647 Southern Co/The 20,761,939
Total Utilities 217,911,263
Total Common Stocks
(cost $2,603,564,044) 3,024,199,223
Total Long-Term Investments
(cost $2,603,564,044) 3,024,199,223
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.5%
X –
REPURCHASE AGREEMENTS - 0 .5 % X 14,241,695
$ 13,280 (c) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 13,280,000
962 (d) Fixed Income Clearing Corp (FICC) 1.600% 2/01/24 961,695
Total Repurchase Agreements
(cost $14,241,695) 14,241,695
Total Short-Term Investments
(cost $14,241,695) 14,241,695
Total Investments (cost $ 2,617,805,739 ) - 100 .0% 3,038,440,918
Other Assets & Liabilities, Net -  0.0% 1,035,198
Net Assets - 100% $ 3,039,476,116

Nuveen Dividend Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 3,024,199,223 $ – $ – $ 3,024,199,223
Short-Term Investments:
Repurchase Agreements – 14,241,695 – 14,241,695
Total
$ 3,024,199,223 $ 14,241,695 $ – $ 3,038,440,918
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $13,281,951 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $13,545,687.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 1/31/24 to be repurchased at $961,738 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $981,046.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Large Cap Select Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99 .5 % X 41,334,692
Banks - 2.3%
15,210 Bank of America Corp $ 517,292
8,953 Wells Fargo & Co 449,262
Total Banks 966,554
Capital Goods - 12.0%
2,548 AMETEK Inc 412,903
1,317 Curtiss-Wright Corp 293,125
1,893 Eaton Corp PLC 465,829
4,886 Emerson Electric Co 448,193
1,440 Hubbell Inc 483,221
6,103 nVent Electric PLC 366,424
1,220 Parker-Hannifin Corp 566,690
1,869 Trane Technologies PLC 471,081
757 United Rentals Inc 473,428
2,271 WESCO International Inc 394,064
4,571 Westinghouse Air Brake Technologies Corp 601,407
Total Capital Goods 4,976,365
Commercial & Professional Services - 1.2%
6,284 Veralto Corp 481,920
Total Commercial & Professional Services 481,920
Consumer Discretionary Distribution & Retail - 4.9%
13,071 (b) Amazon.com Inc 2,028,619
Total Consumer Discretionary Distribution & Retail 2,028,619
Consumer Services - 4.3%
2,528 Darden Restaurants Inc 411,002
3,297 (b) Expedia Group Inc 489,044
10,267 MGM Resorts International 445,280
3,627 (b) Royal Caribbean Cruises Ltd 462,443
Total Consumer Services 1,807,769
Consumer Staples Distribution & Retail - 0.9%
5,095 (b) Performance Food Group Co 370,305
Total Consumer Staples Distribution & Retail 370,305
Energy - 2.6%
5,672 ConocoPhillips 634,527
1,502 Diamondback Energy Inc 230,918
16,230 Permian Resources Corp 218,780
Total Energy 1,084,225
Equity Real Estate Investment Trusts (REITs) - 3.4%
2,439 Alexandria Real Estate Equities Inc 294,875
2,437 American Tower Corp 476,799
5,038 Prologis Inc 638,264
Total Equity Real Estate Investment Trusts (REITs) 1,409,938
Financial Services - 10.0%
11,788 Charles Schwab Corp/The 741,701
6,611 Fidelity National Information Services Inc 411,601
5,558 (b) Fiserv Inc 788,513
1,357 (b) FleetCor Technologies Inc 393,435

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Financial Services (continued)
3,808 Intercontinental Exchange Inc $ 484,873
1,451 LPL Financial Holdings Inc 347,065
2,246 Mastercard Inc, Class A 1,008,970
Total Financial Services 4,176,158
Food, Beverage & Tobacco - 1.7%
7,904 Philip Morris International Inc 718,078
Total Food, Beverage & Tobacco 718,078
Health Care Equipment & Services - 7.5%
5,146 Abbott Laboratories 582,270
10,071 (b) Boston Scientific Corp 637,091
4,578 (b) Centene Corp 344,769
1,338 Cigna Group/The 402,671
1,372 Elevance Health Inc 677,000
1,199 Humana Inc 453,294
Total Health Care Equipment & Services 3,097,095
Insurance - 3.9%
9,177 American International Group Inc 637,893
11,127 Fidelity National Financial Inc 556,684
1,720 Willis Towers Watson PLC 423,636
Total Insurance 1,618,213
Materials - 0.8%
5,066 DuPont de Nemours Inc 313,079
Total Materials 313,079
Media & Entertainment - 8.1%
13,992 (b) Alphabet Inc, Class C 1,984,066
3,503 (b) Meta Platforms Inc 1,366,660
Total Media & Entertainment 3,350,726
Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
4,004 AstraZeneca PLC, Sponsored ADR 266,827
31,408 (b) Elanco Animal Health Inc 462,954
807 Eli Lilly & Co 521,007
6,105 Gilead Sciences Inc 477,777
4,909 Sanofi, ADR 244,959
1,435 (b) United Therapeutics Corp 308,209
Total Pharmaceuticals, Biotechnology & Life Sciences 2,281,733
Semiconductors & Semiconductor Equipment - 8.8%
812 Broadcom Inc 958,160
15,029 Intel Corp 647,449
251 Lam Research Corp 207,118
2,504 NVIDIA Corp 1,540,636
2,824 Taiwan Semiconductor Manufacturing Co
Ltd, Sponsored ADR
318,999
Total Semiconductors & Semiconductor Equipment 3,672,362
Software & Services - 12.0%
13,875 Gen Digital Inc 325,785
9,177 Microsoft Corp 3,648,592
818 Roper Technologies Inc 439,266
768 (b) ServiceNow Inc 587,827
Total Software & Services 5,001,470

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Technology Hardware & Equipment - 4.0%
3,554 Apple Inc $ 655,358
31,961 Hewlett Packard Enterprise Co 488,684
18,374 HP Inc 527,517
Total Technology Hardware & Equipment 1,671,559
Telecommunication Services - 1.3%
30,039 AT&T Inc 531,390
Total Telecommunication Services 531,390
Utilities - 4.3%
5,930 Duke Energy Corp 568,272
10,714 NextEra Energy Inc 628,162
8,353 Southern Co/The 580,700
Total Utilities 1,777,134
Total Common Stocks
(cost $30,974,055) 41,334,692
Total Long-Term Investments
(cost $30,974,055) 41,334,692
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.5%
X –
REPURCHASE AGREEMENTS - 0 .5 % X 210,000
$ 210 (c) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 210,000
Total Repurchase Agreements
(cost $210,000) 210,000
Total Short-Term Investments
(cost $210,000) 210,000
Total Investments (cost $ 31,184,055 ) - 100 .0% 41,544,692
Other Assets & Liabilities, Net -  0.0% 4,149
Net Assets - 100% $ 41,548,841

Nuveen Large Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 41,334,692 $ – $ – $ 41,334,692
Short-Term Investments:
Repurchase Agreements – 210,000 – 210,000
Total
$ 41,334,692 $ 210,000 $ – $ 41,544,692
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $210,031 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $214,242.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Nuveen Mid Cap Growth Opportunities Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 99 .5 % X 188,417,744
Capital Goods - 12.3%
15,142 (b) AeroVironment Inc $ 1,826,731
11,738 AMETEK Inc 1,902,143
102,123 (b) Array Technologies Inc 1,352,108
12,808 (b) Axon Enterprise Inc 3,189,960
68,247 (b) AZEK Co Inc/The 2,631,604
43,737 Donaldson Co Inc 2,824,973
19,438 HEICO Corp, Class A 2,749,894
33,186 (b) MasTec Inc 2,179,325
41,642 nVent Electric PLC 2,500,186
15,035 Woodward Inc 2,071,372
Total Capital Goods 23,228,296
Commercial & Professional Services - 7.2%
38,282 (b) CoStar Group Inc 3,195,782
93,505 GFL Environmental Inc 3,176,365
16,752 Tetra Tech Inc 2,649,831
19,353 Verisk Analytics Inc 4,674,330
Total Commercial & Professional Services 13,696,308
Consumer Discretionary Distribution & Retail - 3.5%
10,673 (b) Burlington Stores Inc 2,040,144
32,834 Ross Stores Inc 4,605,953
Total Consumer Discretionary Distribution & Retail 6,646,097
Consumer Durables & Apparel - 3.2%
29,545 (b) Crocs Inc 2,998,226
4,112 (b) Deckers Outdoor Corp 3,099,338
Total Consumer Durables & Apparel 6,097,564
Consumer Services - 7.1%
90,646 (b) DraftKings Inc, Class A 3,539,726
39,387 (b) Planet Fitness Inc 2,668,863
12,016 Wingstop Inc 3,377,818
29,349 Yum! Brands Inc 3,800,402
Total Consumer Services 13,386,809
Energy - 4.2%
22,346 Cheniere Energy Inc 3,664,521
14,531 Diamondback Energy Inc 2,233,996
155,201 Permian Resources Corp 2,092,109
Total Energy 7,990,626
Financial Services - 8.9%
11,903 Ameriprise Financial Inc 4,604,438
36,111 FirstCash Holdings Inc 4,144,459
7,491 MSCI Inc 4,484,262
49,292 (b) Shift4 Payments Inc, Class A 3,539,659
Total Financial Services 16,772,818
Food, Beverage & Tobacco - 1.2%
44,405 (b) Celsius Holdings Inc 2,215,809
Total Food, Beverage & Tobacco 2,215,809

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Health Care Equipment & Services - 9.5%
6,440 (b) Align Technology Inc $ 1,721,541
46,567 (b) Dexcom Inc 5,650,905
11,162 (b) Inspire Medical Systems Inc 2,353,731
6,142 (b) Insulet Corp 1,172,324
10,029 (b) Penumbra Inc 2,529,214
22,011 (b) Veeva Systems Inc, Class A 4,565,301
Total Health Care Equipment & Services 17,993,016
Insurance - 1.3%
6,501 Everest Group Ltd 2,502,690
Total Insurance 2,502,690
Materials - 1.9%
15,895 Vulcan Materials Co 3,592,429
Total Materials 3,592,429
Pharmaceuticals, Biotechnology & Life Sciences - 9.5%
6,239 (b) Alnylam Pharmaceuticals Inc 1,078,785
3,805 (b) Argenx SE, ADR 1,447,841
12,849 (b) BioMarin Pharmaceutical Inc 1,131,740
33,320 Bio-Techne Corp 2,343,062
103,708 (b) Elanco Animal Health Inc 1,528,656
29,179 (b) Immunovant Inc 1,062,407
13,446 (b) Krystal Biotech Inc 1,495,868
19,007 (b) Natera Inc 1,253,322
10,478 (b) Repligen Corp 1,984,533
14,666 (b) Sarepta Therapeutics Inc 1,745,107
13,529 (b) United Therapeutics Corp 2,905,759
Total Pharmaceuticals, Biotechnology & Life Sciences 17,977,080
Semiconductors & Semiconductor Equipment - 4.0%
30,961 (b),(c) GLOBALFOUNDRIES Inc 1,702,236
36,104 (b) Lattice Semiconductor Corp 2,197,289
6,105 Monolithic Power Systems Inc 3,679,606
Total Semiconductors & Semiconductor Equipment 7,579,131
Software & Services - 22.8%
41,829 (b) Confluent Inc, Class A 935,296
22,791 (b) Crowdstrike Holdings Inc, Class A 6,666,368
12,012 (b) CyberArk Software Ltd 2,804,562
32,628 (b) Datadog Inc, Class A 4,060,228
11,652 (b) EPAM Systems Inc 3,240,538
54,597 (b) Five9 Inc 4,141,728
8,288 (b) Gartner Inc 3,791,263
31,693 (b) Klaviyo Inc, Class A 819,264
6,047 (b) MongoDB Inc 2,421,945
10,362 (b) Okta Inc 856,419
23,331 (b) PTC Inc 4,214,745
42,005 (b) Sprout Social Inc, Class A 2,576,167
47,001 (b) Trade Desk Inc/The, Class A 3,216,278
8,297 (b) Tyler Technologies Inc 3,507,557
Total Software & Services 43,252,358
Technology Hardware & Equipment - 1.3%
45,198 (b) Ciena Corp 2,395,494
Total Technology Hardware & Equipment 2,395,494

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Shares Description (a) Value
Transportation - 1.6%
36,180 (b) XPO Inc $ 3,091,219
Total Transportation 3,091,219
Total Common Stocks
(cost $158,766,591) 188,417,744
Total Long-Term Investments
(cost $158,766,591) 188,417,744
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9% X –
1,778,825 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 1,778,825
Total Investments Purchased with Collateral from Securities Lending
(cost $1,778,825) 1,778,825
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.9%
X –
REPURCHASE AGREEMENTS - 0 .9% 1,700,000
$ 1,700 (f) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 1,700,000
Total Repurchase Agreements
(cost $1,700,000) 1,700,000
Total Short-Term Investments
(cost $1,700,000) 1,700,000
Total Investments (cost $ 162,245,416 ) - 101 .3% 191,896,569
Other Assets & Liabilities, Net -  (1.3)% (2,541,037)
Net Assets - 100% $ 189,355,532

Nuveen Mid Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 188,417,744 $ – $ – $ 188,417,744
Investments Purchased with Collateral from
Securities Lending 1,778,825 – – 1,778,825
Short-Term Investments:
Repurchase Agreements – 1,700,000 – 1,700,000
Total
$ 190,196,569 $ 1,700,000 $ – $ 191,896,569
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,685,192.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $1,700,250 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $1,734,057.
ADR American Depositary Receipt

Nuveen Mid Cap Value Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.9%
X –
COMMON STOCKS - 99 .9 % X 432,316,523
Banks - 3.1%
83,025 East West Bancorp Inc $ 6,045,050
214,223 Fifth Third Bancorp 7,334,996
Total Banks 13,380,046
Capital Goods - 20.0%
20,806 Carlisle Cos Inc 6,538,494
168,418 Carrier Global Corp 9,214,149
64,386 Crane Co 7,990,946
82,945 Crane NXT Co 4,834,035
26,560 Hubbell Inc 8,912,739
33,342 L3Harris Technologies Inc 6,949,140
101,782 nVent Electric PLC 6,110,991
60,580 Owens Corning 9,179,687
95,955 PACCAR Inc 9,632,922
18,392 Parker-Hannifin Corp 8,543,084
49,156 WESCO International Inc 8,529,549
Total Capital Goods 86,435,736
Consumer Discretionary Distribution & Retail - 1.1%
33,700 (b) AutoNation Inc 4,706,542
Total Consumer Discretionary Distribution & Retail 4,706,542
Consumer Durables & Apparel - 6.1%
76,969 Brunswick Corp/DE 6,209,859
52,524 DR Horton Inc 7,506,205
47,713 Ralph Lauren Corp 6,854,927
90,467 (b) Skechers USA Inc, Class A 5,648,759
Total Consumer Durables & Apparel 26,219,750
Consumer Services - 2.6%
40,037 Darden Restaurants Inc 6,509,215
119,281 Travel + Leisure Co 4,821,338
Total Consumer Services 11,330,553
Energy - 5.4%
151,657 Baker Hughes Co 4,322,225
46,687 Diamondback Energy Inc 7,177,659
570,786 Permian Resources Corp 7,694,195
124,008 Williams Cos Inc/The 4,298,117
Total Energy 23,492,196
Equity Real Estate Investment Trusts (REITs) - 9.0%
360,097 Apple Hospitality REIT Inc 5,783,158
24,334 AvalonBay Communities Inc 4,356,029
121,508 EPR Properties 5,379,159
197,342 Invitation Homes Inc 6,498,472
89,071 Regency Centers Corp 5,582,080
143,758 STAG Industrial Inc 5,310,420
188,122 Weyerhaeuser Co 6,164,758
Total Equity Real Estate Investment Trusts (REITs) 39,074,076

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Financial Services - 9.7%
22,347 Ameriprise Financial Inc $ 8,644,490
141,664 Jefferies Financial Group Inc 5,774,225
133,488 OneMain Holdings Inc 6,354,029
205,265 Radian Group Inc 5,948,580
84,458 Raymond James Financial Inc 9,305,582
82,343 Voya Financial Inc 5,959,163
Total Financial Services 41,986,069
Food, Beverage & Tobacco - 1.0%
51,190 (b) Bunge Global SA 4,509,327
Total Food, Beverage & Tobacco 4,509,327
Health Care Equipment & Services - 3.7%
77,565 (b) Centene Corp 5,841,420
138,504 (b) Envista Holdings Corp 3,254,844
225,665 (b) Option Care Health Inc 7,049,775
Total Health Care Equipment & Services 16,146,039
Household & Personal Products - 1.2%
410,716 (b) Coty Inc, Class A 4,961,449
Total Household & Personal Products 4,961,449
Insurance - 5.9%
117,806 (b) Arch Capital Group Ltd 9,710,748
18,245 Everest Group Ltd 7,023,778
50,583 Reinsurance Group of America Inc 8,795,878
Total Insurance 25,530,404
Materials - 5.8%
101,885 DuPont de Nemours Inc 6,296,493
153,934 Graphic Packaging Holding Co 3,926,856
26,028 Reliance Steel & Aluminum Co 7,428,912
54,010 Westlake Corp 7,472,284
Total Materials 25,124,545
Media & Entertainment - 1.4%
36,715 (b) Take-Two Interactive Software Inc 6,055,405
Total Media & Entertainment 6,055,405
Pharmaceuticals, Biotechnology & Life Sciences - 4.7%
16,801 (b) Biogen Inc 4,144,135
335,410 (b) Elanco Animal Health Inc 4,943,943
43,526 (b) Jazz Pharmaceuticals PLC 5,341,511
26,972 (b) United Therapeutics Corp 5,793,046
Total Pharmaceuticals, Biotechnology & Life Sciences 20,222,635
Semiconductors & Semiconductor Equipment - 2.4%
108,434 Marvell Technology Inc 7,340,982
98,887 (b) Wolfspeed Inc 3,218,772
Total Semiconductors & Semiconductor Equipment 10,559,754
Software & Services - 3.8%
29,345 (b) Check Point Software Technologies Ltd 4,663,801
12,093 Roper Technologies Inc 6,493,941
26,608 (b) VeriSign Inc 5,291,799
Total Software & Services 16,449,541

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value
Shares Description (a) Value
Technology Hardware & Equipment - 4.5%
158,229 (b) Ciena Corp $ 8,386,137
275,673 Hewlett Packard Enterprise Co 4,215,040
66,869 TD SYNNEX Corp 6,685,563
Total Technology Hardware & Equipment 19,286,740
Transportation - 1.8%
59,333 TFI International Inc 7,800,510
Total Transportation 7,800,510
Utilities - 6.7%
127,374 Alliant Energy Corp 6,198,019
48,101 Ameren Corp 3,346,386
71,948 American Electric Power Co Inc 5,622,017
180,900 FirstEnergy Corp 6,635,412
120,985 Xcel Energy Inc 7,243,372
Total Utilities 29,045,206
Total Common Stocks
(cost $338,744,533) 432,316,523
Total Long-Term Investments
(cost $338,744,533) 432,316,523
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
REPURCHASE AGREEMENTS - 0 .3 % X 1,200,000
$ 1,200 (c) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 1,200,000
Total Repurchase Agreements
(cost $1,200,000) 1,200,000
Total Short-Term Investments
(cost $1,200,000) 1,200,000
Total Investments (cost $ 339,944,533 ) - 100 .2% 433,516,523
Other Assets & Liabilities, Net -  (0.2)% (681,479)
Net Assets - 100% $ 432,835,044

Nuveen Mid Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 432,316,523 $ – $ – $ 432,316,523
Short-Term Investments:
Repurchase Agreements – 1,200,000 – 1,200,000
Total
$ 432,316,523 $ 1,200,000 $ – $ 433,516,523
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $1,200,176 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $1,224,068.
REIT Real Estate Investment Trust

Nuveen Small Cap Growth Opportunities Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.0%
X –
COMMON STOCKS - 99 .0 % X 205,494,191
Automobiles & Components - 1.3%
56,326 (b) Gentherm Inc $ 2,712,097
Total Automobiles & Components 2,712,097
Banks - 2.1%
41,900 Ameris Bancorp 2,079,916
32,525 Preferred Bank/Los Angeles CA 2,336,596
Total Banks 4,416,512
Capital Goods - 13.7%
47,728 AAON Inc 3,348,596
19,357 (b) AeroVironment Inc 2,335,229
18,957 Applied Industrial Technologies Inc 3,345,152
137,709 (b) Array Technologies Inc 1,823,267
22,771 (b) Atkore Inc 3,473,261
83,628 (b) AZEK Co Inc/The 3,224,696
19,211 (b) Chart Industries Inc 2,242,308
27,044 ESCO Technologies Inc 2,754,972
139,056 (b) Kratos Defense & Security Solutions Inc 2,354,218
34,003 (b) SPX Technologies Inc 3,422,062
Total Capital Goods 28,323,761
Commercial & Professional Services - 5.0%
39,672 (b) Casella Waste Systems Inc, Class A 3,385,608
12,659 ICF International Inc 1,760,107
35,521 Maximus Inc 2,881,464
14,853 Tetra Tech Inc 2,349,448
Total Commercial & Professional Services 10,376,627
Consumer Discretionary Distribution & Retail - 3.9%
47,615 Academy Sports & Outdoors Inc 2,986,889
40,218 (b) Ollie's Bargain Outlet Holdings Inc 2,892,881
113,818 (b) Savers Value Village Inc 2,127,258
Total Consumer Discretionary Distribution & Retail 8,007,028
Consumer Durables & Apparel - 1.6%
77,889 Steven Madden Ltd 3,261,991
Total Consumer Durables & Apparel 3,261,991
Consumer Services - 4.4%
201,968 (b) Everi Holdings Inc 2,102,487
18,129 Papa John's International Inc 1,332,119
39,710 (b) Planet Fitness Inc 2,690,750
10,704 Wingstop Inc 3,009,001
Total Consumer Services 9,134,357
Energy - 4.9%
66,246 Matador Resources Co 3,636,243
82,908 Northern Oil and Gas Inc 2,777,418
285,121 Permian Resources Corp 3,843,431
Total Energy 10,257,092

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 2.5%
21,913 EastGroup Properties Inc $ 3,888,024
210,317 Summit Hotel Properties Inc 1,362,854
Total Equity Real Estate Investment Trusts (REITs) 5,250,878
Financial Services - 4.3%
23,189 Evercore Inc, Class A 3,982,247
23,386 FirstCash Holdings Inc 2,684,011
32,018 (b) Shift4 Payments Inc, Class A 2,299,213
Total Financial Services 8,965,471
Food, Beverage & Tobacco - 0.8%
19,380 MGP Ingredients Inc 1,646,331
Total Food, Beverage & Tobacco 1,646,331
Health Care Equipment & Services - 17.0%
33,824 (b) Addus HomeCare Corp 2,929,158
234,308 (b) Alphatec Holdings Inc 3,770,016
63,592 (b) AtriCure Inc 2,165,944
37,379 (b) Axonics Inc 2,537,287
36,745 Encompass Health Corp 2,610,365
29,586 Ensign Group Inc/The 3,349,727
48,289 (b) Establishment Labs Holdings Inc 1,859,126
77,228 (b) Evolent Health Inc, Class A 2,271,275
25,386 (b) Glaukos Corp 2,260,116
48,895 (b) HealthEquity Inc 3,695,484
47,526 (b) Lantheus Holdings Inc 2,468,025
70,568 (b) Progyny Inc 2,687,935
127,559 (b) SI-BONE Inc 2,577,967
Total Health Care Equipment & Services 35,182,425
Household & Personal Products - 3.6%
66,786 (b) BellRing Brands Inc 3,691,262
23,976 (b) elf Beauty Inc 3,824,892
Total Household & Personal Products 7,516,154
Insurance - 1.3%
43,447 (b) Palomar Holdings Inc 2,601,172
Total Insurance 2,601,172
Materials - 2.1%
45,163 Silgan Holdings Inc 2,074,788
65,430 (b) Summit Materials Inc, Class A 2,367,258
Total Materials 4,442,046
Media & Entertainment - 2.3%
179,946 (b) Integral Ad Science Holding Corp 2,618,214
253,111 (b) Magnite Inc 2,240,032
591,081 (b),(c) Videopropulsion Inc 5,911
Total Media & Entertainment 4,864,157
Pharmaceuticals, Biotechnology & Life Sciences - 5.2%
18,834 (b) Biohaven Ltd 837,736
31,115 (b) Crinetics Pharmaceuticals Inc 1,135,075
15,047 (b) Cytokinetics Inc 1,175,622
66,121 (b) Halozyme Therapeutics Inc 2,238,196
43,084 (b) Immunovant Inc 1,568,688
27,772 (b) Intra-Cellular Therapies Inc 1,870,167
10,820 (b) Krystal Biotech Inc 1,203,725

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
3,353 (b) Madrigal Pharmaceuticals Inc $ 726,629
Total Pharmaceuticals, Biotechnology & Life Sciences 10,755,838
Semiconductors & Semiconductor Equipment - 4.7%
116,378 (b),(d) Aehr Test Systems 1,728,213
28,974 (b) Onto Innovation Inc 4,679,300
27,182 (b) Silicon Laboratories Inc 3,353,172
Total Semiconductors & Semiconductor Equipment 9,760,685
Software & Services - 14.6%
49,217 (b) Braze Inc, Class A 2,660,179
36,783 (b) CommVault Systems Inc 3,372,265
9,998 (b) CyberArk Software Ltd 2,334,333
57,883 (b) Envestnet Inc 2,957,821
95,563 (b) Freshworks Inc, Class A 2,121,499
79,716 (b) Grid Dynamics Holdings Inc 1,040,294
146,495 (b) PowerSchool Holdings Inc, Class A 3,448,492
77,879 (b) Q2 Holdings Inc 3,313,752
52,699 (b) Sprout Social Inc, Class A 3,232,030
69,490 (b) Varonis Systems Inc 3,118,711
27,849 (b) Workiva Inc 2,588,286
Total Software & Services 30,187,662
Technology Hardware & Equipment - 2.6%
272,738 (b) Evolv Technologies Holdings Inc 1,191,865
8,094 (b) Super Micro Computer Inc 4,286,663
Total Technology Hardware & Equipment 5,478,528
Transportation - 1.1%
5,223 (b) Saia Inc 2,353,379
Total Transportation 2,353,379
Total Common Stocks
(cost $169,671,595) 205,494,191
Total Long-Term Investments
(cost $169,671,595) 205,494,191
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.5% X –
995,513 (e) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(f) $ 995,513
Total Investments Purchased with Collateral from Securities Lending
(cost $995,513) 995,513
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8% 1,680,000
$ 1,680 (g) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 1,680,000
Total Repurchase Agreements
(cost $1,680,000) 1,680,000
Total Short-Term Investments
(cost $1,680,000) 1,680,000
Total Investments (cost $ 172,347,108 ) - 100 .3% 208,169,704
Other Assets & Liabilities, Net -  (0.3)% (603,717)
Net Assets - 100% $ 207,565,987

Nuveen Small Cap Growth Opportunities Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 205,488,280 $ – $ 5,911 $ 205,494,191
Investments Purchased with Collateral from
Securities Lending 995,513 – – 995,513
Short-Term Investments:
Repurchase Agreements – 1,680,000 – 1,680,000
Total
$ 206,483,793 $ 1,680,000 $ 5,911 $ 208,169,704
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $906,073.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $1,680,247 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $1,713,657.
REIT Real Estate Investment Trust

Nuveen Small Cap Select Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.5%
X –
COMMON STOCKS - 98 .0 % X 103,229,258
Automobiles & Components - 2.2%
50,087 (b) Atmus Filtration Technologies Inc $ 1,118,442
89,071 Dana Inc 1,207,803
Total Automobiles & Components 2,326,245
Banks - 7.9%
28,144 Banner Corp 1,310,947
67,261 Home BancShares Inc/AR 1,576,598
17,095 Preferred Bank/Los Angeles CA 1,228,105
21,488 SouthState Corp 1,785,653
24,744 Wintrust Financial Corp 2,399,673
Total Banks 8,300,976
Capital Goods - 12.8%
8,308 (b) AeroVironment Inc 1,002,277
8,440 Applied Industrial Technologies Inc 1,489,322
18,497 Arcosa Inc 1,447,945
71,490 (b) Array Technologies Inc 946,528
6,293 Comfort Systems USA Inc 1,368,539
9,681 Enpro Inc 1,446,148
13,349 ESCO Technologies Inc 1,359,863
188,411 (b) Hillman Solutions Corp 1,656,133
74,072 (b) Kratos Defense & Security Solutions Inc 1,254,039
15,457 (b) SPX Technologies Inc 1,555,592
Total Capital Goods 13,526,386
Commercial & Professional Services - 3.4%
14,394 (b) ASGN Inc 1,336,051
6,079 ICF International Inc 845,224
17,827 Maximus Inc 1,446,126
Total Commercial & Professional Services 3,627,401
Consumer Discretionary Distribution & Retail - 2.7%
28,307 Academy Sports & Outdoors Inc 1,775,698
55,874 (b) Savers Value Village Inc 1,044,285
Total Consumer Discretionary Distribution & Retail 2,819,983
Consumer Durables & Apparel - 2.7%
38,517 Steven Madden Ltd 1,613,092
90,165 (b) Topgolf Callaway Brands Corp 1,187,473
Total Consumer Durables & Apparel 2,800,565
Consumer Services - 2.0%
96,561 (b) Everi Holdings Inc 1,005,200
14,989 Papa John's International Inc 1,101,392
Total Consumer Services 2,106,592
Energy - 6.6%
92,191 (b) Diamond Offshore Drilling Inc 1,124,730
34,880 Matador Resources Co 1,914,563
55,930 Northern Oil and Gas Inc 1,873,655
151,851 Permian Resources Corp 2,046,952
Total Energy 6,959,900

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Equity Real Estate Investment Trusts (REITs) - 3.9%
9,326 EastGroup Properties Inc $ 1,654,712
43,552 STAG Industrial Inc 1,608,811
130,094 Summit Hotel Properties Inc 843,009
Total Equity Real Estate Investment Trusts (REITs) 4,106,532
Financial Services - 6.3%
12,348 Evercore Inc, Class A 2,120,522
15,400 FirstCash Holdings Inc 1,767,458
96,221 Ladder Capital Corp 1,051,696
10,064 Piper Sandler Cos 1,746,003
Total Financial Services 6,685,679
Food, Beverage & Tobacco - 2.1%
8,149 MGP Ingredients Inc 692,258
100,538 Primo Water Corp 1,465,844
Total Food, Beverage & Tobacco 2,158,102
Health Care Equipment & Services - 11.9%
33,169 (b) AtriCure Inc 1,129,736
12,708 (b) Axonics Inc 862,619
15,168 Encompass Health Corp 1,077,535
18,386 (b) Establishment Labs Holdings Inc 707,861
10,449 (b) Glaukos Corp 930,274
23,063 (b) HealthEquity Inc 1,743,102
50,900 (b) Option Care Health Inc 1,590,116
30,966 (b) Progyny Inc 1,179,495
39,385 Select Medical Holdings Corp 1,023,616
52,421 (b) SI-BONE Inc 1,059,428
19,469 (b) Tactile Systems Technology Inc 295,345
11,712 (b) Tenet Healthcare Corp 969,051
Total Health Care Equipment & Services 12,568,178
Household & Personal Products - 1.7%
32,367 (b) BellRing Brands Inc 1,788,924
Total Household & Personal Products 1,788,924
Insurance - 1.1%
4,805 Primerica Inc 1,125,139
Total Insurance 1,125,139
Materials - 3.8%
35,327 Avient Corp 1,279,191
31,677 Silgan Holdings Inc 1,455,241
34,579 (b) Summit Materials Inc, Class A 1,251,068
Total Materials 3,985,500
Media & Entertainment - 1.1%
132,676 (b) Magnite Inc 1,174,183
Total Media & Entertainment 1,174,183
Pharmaceuticals, Biotechnology & Life Sciences - 4.3%
5,571 (b) Biohaven Ltd 247,798
14,728 (b) Crinetics Pharmaceuticals Inc 537,277
4,270 (b) Cytokinetics Inc 333,615
21,903 (b) Halozyme Therapeutics Inc 741,417
19,972 (b) Immunovant Inc 727,181
8,847 (b) Intra-Cellular Therapies Inc 595,757
4,968 (b) Krystal Biotech Inc 552,690
1,279 (b) Madrigal Pharmaceuticals Inc 277,172

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
24,575 (b) Myriad Genetics Inc $ 525,659
Total Pharmaceuticals, Biotechnology & Life Sciences 4,538,566
Semiconductors & Semiconductor Equipment - 5.1%
41,952 (b) Ichor Holdings Ltd 1,518,662
11,088 (b) Onto Innovation Inc 1,790,712
56,376 (b) Semtech Corp 1,118,500
7,564 (b) Silicon Laboratories Inc 933,095
Total Semiconductors & Semiconductor Equipment 5,360,969
Software & Services - 9.9%
18,790 (b) CommVault Systems Inc 1,722,667
4,225 (b) CyberArk Software Ltd 986,453
39,157 (b) Freshworks Inc, Class A 869,285
60,990 (b) PowerSchool Holdings Inc, Class A 1,435,705
35,885 (b) Q2 Holdings Inc 1,526,907
22,902 (b) Sprout Social Inc, Class A 1,404,580
13,560 (b) Workiva Inc 1,260,266
17,943 (b) Ziff Davis Inc 1,209,358
Total Software & Services 10,415,221
Technology Hardware & Equipment - 1.9%
2,059 (b) Super Micro Computer Inc 1,090,467
67,113 (b) TTM Technologies Inc 933,542
Total Technology Hardware & Equipment 2,024,009
Transportation - 2.4%
12,493 ArcBest Corp 1,488,291
13,158 (b) Kirby Corp 1,035,008
Total Transportation 2,523,299
Utilities - 2.2%
26,662 Black Hills Corp 1,380,025
16,327 Spire Inc 926,884
Total Utilities 2,306,909
Total Common Stocks
(cost $81,660,906) 103,229,258
Shares Description (a) Value
X –
EXCHANGE-TRADED FUNDS - 1 .5 % X 1,506,594
17,232 (c)
SPDR S&P Biotech ETF
$ 1,506,594
Total Exchange-Traded Funds
(cost $1,378,349) 1,506,594
Total Long-Term Investments
(cost $83,039,255) 104,735,852
Shares Description (a) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5% X –
1,556,030 (d) State Street Navigator Securities Lending
Government Money Market Portfolio
5.340%(e) $ 1,556,030
Total Investments Purchased with Collateral from Securities Lending
(cost $1,556,030) 1,556,030

Nuveen Small Cap Select Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.3%
X –
REPURCHASE AGREEMENTS - 0 .3 % X 350,000
$ 350 (f) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 350,000
Total Repurchase Agreements
(cost $350,000) 350,000
Total Short-Term Investments
(cost $350,000) 350,000
Total Investments (cost $ 84,945,285 ) - 101 .3% 106,641,882
Other Assets & Liabilities, Net -  (1.3)% (1,338,070)
Net Assets - 100% $ 105,303,812
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 103,229,258 $ – $ – $ 103,229,258
Exchange-Traded Funds 1,506,594 – – 1,506,594
Investments Purchased with Collateral from
Securities Lending 1,556,030 – – 1,556,030
Short-Term Investments:
Repurchase Agreements – 350,000 – 350,000
Total
$ 106,291,882 $ 350,000 $ – $ 106,641,882
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,491,468.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $350,051 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $357,039.

ETF Exchange-Traded Fund
REIT Real Estate Investment Trust
S&P Standard & Poor's
SPDR Standard & Poor's Depositary Receipt

Nuveen Small Cap Value Fund
Portfolio of Investments January 31, 2024
(Unaudited)
Shares Description (a) Value
LONG-TERM INVESTMENTS - 99.4%
X –
COMMON STOCKS - 99 .4 % X 473,767,228
Automobiles & Components - 1.0%
342,241 Dana Inc $ 4,640,788
Total Automobiles & Components 4,640,788
Banks - 15.3%
152,648 Ameris Bancorp 7,577,447
163,859 Banner Corp 7,632,552
164,738 Cathay General Bancorp 6,782,263
281,176 ConnectOne Bancorp Inc 6,422,060
207,270 First Interstate BancSystem Inc, Class A 5,704,070
219,654 First Merchants Corp 7,426,502
167,946 Heartland Financial USA Inc 5,957,045
342,653 OceanFirst Financial Corp 5,903,911
72,275 Pinnacle Financial Partners Inc 6,387,665
98,061 Preferred Bank/Los Angeles CA 7,044,702
64,524 Wintrust Financial Corp 6,257,538
Total Banks 73,095,755
Capital Goods - 11.1%
87,445 Crane NXT Co 5,096,294
28,260 EMCOR Group Inc 6,446,389
161,393 Hillenbrand Inc 7,516,072
565,461 (b) Hillman Solutions Corp 4,970,402
159,041 nVent Electric PLC 9,548,822
97,925 (b) Parsons Corp 6,379,814
325,975 (b) Resideo Technologies Inc 5,466,601
42,427 WESCO International Inc 7,361,933
Total Capital Goods 52,786,327
Commercial & Professional Services - 4.0%
286,827 Deluxe Corp 5,423,899
137,432 Korn Ferry 8,063,135
68,102 Maximus Inc 5,524,434
Total Commercial & Professional Services 19,011,468
Consumer Discretionary Distribution & Retail - 2.0%
20,762 Group 1 Automotive Inc 5,399,366
60,676 (b) Ollie's Bargain Outlet Holdings Inc 4,364,424
Total Consumer Discretionary Distribution & Retail 9,763,790
Consumer Durables & Apparel - 4.2%
29,384 Brunswick Corp/DE 2,370,701
219,543 La-Z-Boy Inc 7,642,292
41,696 (b) M/I Homes Inc 5,312,904
348,412 (b) Topgolf Callaway Brands Corp 4,588,586
Total Consumer Durables & Apparel 19,914,483
Consumer Services - 2.3%
85,575 Dine Brands Global Inc 3,992,074
28,331 Marriott Vacations Worldwide Corp 2,376,688
77,591 (b) Stride Inc 4,651,580
Total Consumer Services 11,020,342

Shares Description (a) Value
Energy - 8.7%
232,018 ChampionX Corp $ 6,359,613
168,564 (b) CNX Resources Corp 3,404,993
319,634 (b) Diamond Offshore Drilling Inc 3,899,535
140,532 Excelerate Energy Inc, Class A 2,152,950
279,861 Magnolia Oil & Gas Corp, Class A 5,770,734
224,285 Northern Oil and Gas Inc 7,513,547
699,695 Permian Resources Corp 9,431,889
350,018 (b) ProPetro Holding Corp 2,961,152
Total Energy 41,494,413
Equity Real Estate Investment Trusts (REITs) - 7.7%
325,741 Apple Hospitality REIT Inc 5,231,400
79,237 Centerspace 4,339,018
104,634 EPR Properties 4,632,147
170,069 Getty Realty Corp 4,704,109
530,244 Global Medical REIT Inc 5,360,767
713,772 LXP Industrial Trust 6,488,188
159,401 STAG Industrial Inc 5,888,273
Total Equity Real Estate Investment Trusts (REITs) 36,643,902
Financial Services - 7.5%
653,579 Ladder Capital Corp 7,143,618
118,021 OneMain Holdings Inc 5,617,800
46,288 Piper Sandler Cos 8,030,505
247,770 Radian Group Inc 7,180,375
104,950 Stifel Financial Corp 7,656,102
Total Financial Services 35,628,400
Food, Beverage & Tobacco - 1.3%
428,161 Primo Water Corp 6,242,587
Total Food, Beverage & Tobacco 6,242,587
Health Care Equipment & Services - 4.8%
81,764 (b) Acadia Healthcare Co Inc 6,716,095
55,670 Encompass Health Corp 3,954,797
81,943 (b) Enovis Corp 4,810,054
230,640 (b) Option Care Health Inc 7,205,194
Total Health Care Equipment & Services 22,686,140
Insurance - 4.4%
291,507 (b) Hamilton Insurance Group Ltd, Class B 4,398,841
234,386 James River Group Holdings Ltd 2,243,074
32,313 Primerica Inc 7,566,412
113,624 Stewart Information Services Corp 7,006,056
Total Insurance 21,214,383
Materials - 6.2%
93,354 Avient Corp 3,380,348
124,120 Commercial Metals Co 6,481,547
703,342 (b) Ecovyst Inc 6,512,947
104,051 (b) Knife River Corp 6,814,300
96,221 Minerals Technologies Inc 6,288,042
Total Materials 29,477,184
Media & Entertainment - 0.5%
268,138 (b) Magnite Inc 2,373,021
Total Media & Entertainment 2,373,021

Nuveen Small Cap Value Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

Shares Description (a) Value
Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
137,717 (b) Alkermes PLC $ 3,725,245
278,888 (b) Exelixis Inc 6,068,603
28,315 (b) Krystal Biotech Inc 3,150,043
14,405 (b) United Therapeutics Corp 3,093,906
Total Pharmaceuticals, Biotechnology & Life Sciences 16,037,797
Real Estate Management & Development - 1.0%
441,347 Kennedy-Wilson Holdings Inc 4,612,076
Total Real Estate Management & Development 4,612,076
Semiconductors & Semiconductor Equipment - 0.9%
132,545 (b) Veeco Instruments Inc 4,225,535
Total Semiconductors & Semiconductor Equipment 4,225,535
Software & Services - 5.1%
238,430 (b) Cerence Inc 4,773,369
66,266 (b) CommVault Systems Inc 6,075,267
130,528 (b) Q2 Holdings Inc 5,553,966
133,723 (b) Verint Systems Inc 3,970,236
62,528 (b) Ziff Davis Inc 4,214,387
Total Software & Services 24,587,225
Technology Hardware & Equipment - 2.8%
466,493 (b) Harmonic Inc 5,457,968
40,804 (b) Plexus Corp 3,864,955
297,090 (b) Stratasys Ltd 3,927,530
Total Technology Hardware & Equipment 13,250,453
Transportation - 1.2%
235,339 Schneider National Inc, Class B 5,770,512
Total Transportation 5,770,512
Utilities - 4.0%
110,956 Black Hills Corp 5,743,082
54,162 ONE Gas Inc 3,323,922
71,923 Otter Tail Corp 6,503,278
65,534 Spire Inc 3,720,365
Total Utilities 19,290,647
Total Common Stocks
(cost $404,553,837) 473,767,228
Total Long-Term Investments
(cost $404,553,837) 473,767,228
Principal
Amount (000) Description (a) Coupon Maturity Value
SHORT-TERM INVESTMENTS - 0.8%
X –
REPURCHASE AGREEMENTS - 0 .8 % X 3,811,079
$ 3,630 (c) Fixed Income Clearing Corp (FICC) 5.290% 2/01/24 $ 3,630,000
181 (d) Fixed Income Clearing Corp (FICC) 1.600% 2/01/24 181,079
Total Repurchase Agreements
(cost $3,811,079) 3,811,079
Total Short-Term Investments
(cost $3,811,079) 3,811,079
Total Investments (cost $ 408,364,916 ) - 100 .2% 477,578,307
Other Assets & Liabilities, Net -  (0.2)% (886,682)
Net Assets - 100% $ 476,691,625

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 473,767,228 $ – $ – $ 473,767,228
Short-Term Investments:
Repurchase Agreements – 3,811,079 – 3,811,079
Total
$ 473,767,228 $ 3,811,079 $ – $ 477,578,307
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(a) All percentages shown in the Portfolio of Investments are based on net assets.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Agreement with Fixed Income Clearing Corporation, 5.290% dated 1/31/24 to be repurchased at $3,630,533 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 3.875% and maturity date 5/15/43, valued at $3,702,662.
(d) Agreement with Fixed Income Clearing Corporation, 1.600% dated 1/31/24 to be repurchased at $181,087 on 2/1/24, collateralized by
Government Agency Securities, with coupon rate 0.375% and maturity date 7/15/27, valued at $184,776.
REIT Real Estate Investment Trust